Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Debt

As of December 31, 2015 and June 30, 2015, long-term debt was as follows:

	December 31,	June 30,
	2015	2015
	(in millions)
Term Loan Facility due 2021	$1,638.5	$1,646.8
10.125% Senior Unsecured Notes due 2020	325.6	325.6
6.00% Senior Unsecured Notes Due 2023	1,430.0	1,430.0
6.375% Senior Unsecured Notes Due 2025	350.0	350.0
Total debt obligations	3,744.1	3,752.4
Unamortized discount on Term Loan Facility	(18.3)	(19.8)
Unamortized premium on 6.00% Senior Unsecured Notes	6.7	7.1
Unamortized debt issuance costs	(66.2)	(71.0)
Carrying value of debt	3,666.3	3,668.7
Less current portion	(16.5)	(16.5)
Long-term debt, less current portion	$3,649.8	$3,652.2

As of June 30, 2015 and 2014, long-term debt was as follows (in millions):

	2015	2014
Term Loan Facility due 2021	$1,646.8	$2,010.8
8.125% Senior Secured Notes due 2020	—	750.0
10.125% Senior Unsecured Notes due 2020	325.6	500.0
6.00% Senior Unsecured Notes Due 2023	1,430.0	—
6.375% Senior Unsecured Notes Due 2025	350.0	—
Total debt obligations	3,752.4	3,260.8
Unamortized discount on Term Loan Facility	(19.8)	(20.6)
Unamortized premium on 6.00% Senior Unsecured Notes	7.1	—
Unamortized debt issuance costs	(71.0)	(89.4)
Carrying value of debt	3,668.7	3,150.8
Less current portion	(16.5)	(20.5)
Long-term debt, less current portion	$3,652.2	$3,130.3